Consolidated Balance Sheets - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Current Assets:
Cash	$ 29,524,252	$ 11,143,502
Restricted Cash	3,000,000	3,000,000
Accounts Receivable, Net	3,979,135	4,788,748
Prepaid Expenses and Other Current Assets	3,873,399	7,756,072
Inventory	8,839,537	10,950,071
Notes Receivable	0	1,255,843
Total Current Assets	49,216,323	38,894,236
Operating Lease Right-of-Use Assets, Net	8,959,645	10,847,642
Finance Lease Right-of-Use Assets, Net	1,900,183	285,971
Long Term Investments	2,327,043	4,246,192
Property, Plant and Equipment, Net	215,686,369	216,430,924
Intangible Assets, Net	21,212,980	35,921,835
Goodwill	0	37,797,301
Deferred Tax Asset, Net		1,512,332
Other Assets	4,472,454	4,692,135
TOTAL ASSETS	303,774,997	350,628,568
Current Liabilities:
Accounts Payable and Accrued Liabilities	26,931,887	21,969,516
Income Taxes Payable	7,878,991	7,601,074
Contingent Shares and Earnout Liabilities	34,589,000	14,656,666
Shares Payable	8,569,594	8,588,915
Current Portion of Operating Lease Liabilities	1,452,472	1,077,971
Current Portion of Finance Lease Liabilities	386,779	66,790
Current Portion of Notes Payable	7,550,324	40,237
Total Current Liabilities	87,359,047	54,001,169
Operating Lease Liabilities, Net of Current Portion	7,703,968	9,859,232
Finance Lease Liabilities, Net of Current Portion	1,519,649	214,017
Other Non-Current Liabilities	5,443,818	2,800,823
Notes Payable, Net of Current Portion	56,512,600	62,618,711
TOTAL LIABILITIES	158,539,082	129,493,952
SHAREHOLDERS' EQUITY:
Additional Paid-In Capital	280,695,032	261,527,245
Accumulated Deficit	(190,934,649)	(92,665,231)
Total Shareholders' Equity Attributable to the Company	89,760,383	168,862,014
Non-Controlling Interest	(22,677,716)	(4,261,516)
TOTAL SHAREHOLDERS' EQUITY	145,235,915	221,134,616
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	303,774,997	350,628,568
Series B Preferred Stock
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	57,545,155	51,774,193
Series C Preferred Stock
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	5,608,093	$ 4,759,925
Series D Preferred Stock
MEZZANINE NON-CONTROLLING INTEREST:
Preferred shares	$ 15,000,000